FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Non-Derivatives:
Cash and cash equivalents	$ 62,059	$ 96,648	$ 115,877	$ 246,954
Restricted cash and short-term deposits	42,756	31,330	$ 22,356	$ 27,306
2015 and 2017 Norwegian Bonds	(1,257,200)	(1,272,400)
Derivatives:
Derivative asset	2,996	17,617
Derivative liability	37,108	8,753
Deferred financing costs	8,300	10,800
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	62,059	96,648
Restricted cash and short-term deposits	178,216	172,444
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds	(400,000)	(400,000)
Carrying Value | Level 2
Non-Derivatives:
Short and long-term debt - floating	(865,569)	(883,100)
Obligations under capital lease	(118,377)	(119,683)
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	2,996	17,617
Derivative liability	(37,108)	(8,753)
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	62,059	96,648
Restricted cash and short-term deposits, fair value	178,216	172,444
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value	$ (402,306)	$ (396,843)
Derivatives:
Fair value of high yield bonds of face value	100.60%	99.20%
Fair Value | Level 2
Non-Derivatives:
Short and long-term debt - floating, fair value	$ (865,569)	$ (883,100)
Obligations under capital lease, fair value	(118,377)	(119,683)
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	2,996	17,617
Derivative liability	$ (37,108)	$ (8,753)